Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com
August 25, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Rydex Series Funds (File Nos. 033-59692 and 811-07584) Filing Pursuant to Rule 485(a)
Ladies and Gentlemen:
On behalf of our client, Rydex Series Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 108 to the Trust’s Registration Statement on Form N-1A (“PEA No. 108”). The purpose of PEA No. 108 is to register Institutional Class Shares (an existing share class of the Trust) of the U.S. Long Short Momentum Fund (an existing series of the Trust).
Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at 202.739.5684 with your questions or comments.

Sincerely,
/s/ Laura E. Flores
Laura E. Flores